Summary of significant accounting policies - Accounts receivable and contract assets and allowance for uncollectible accounts receivable and contract assets (Details)	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Accounts, Notes and Loans Receivables
Accounts receivable gross				$ 138,479,152	¥ 964,064,156	¥ 1,600,506,569
Allowance for doubtful accounts	$ (27,709,775)	¥ (192,909,907)	¥ (221,213,326)	(27,709,775)	(192,909,907)	(221,213,326)
Accounts receivable and contract assets, net				110,769,377	771,154,249	1,379,293,243
Provision for accounts receivable and contract assets
Allowance for accounts receivable and contract assets, Beginning balance	31,775,307	221,213,326	175,799,647
Provision for doubtful accounts	34,644,319	241,186,823	393,438,672
Provision for contract assets			3,557,738
Charge-off for accounts receivable	38,709,851	269,490,242	337,206,443
Charge-off for contract assets			(14,376,288)
Allowance for accounts receivable and contract assets, Ending balance	27,709,775	192,909,907	221,213,326
Not past-due accounts receivables				128,915,225	897,482,010	1,510,125,550
1 - 30 days
Accounts, Notes and Loans Receivables
Past-due accounts receivables				4,816,553	33,531,873	45,841,476
30 - 60 days
Accounts, Notes and Loans Receivables
Past-due accounts receivables				4,747,374	33,050,273	44,539,543
Loan facilitation service
Accounts, Notes and Loans Receivables
Accounts receivable gross				135,880,905	945,975,681	1,539,375,801
Post-origination service
Accounts, Notes and Loans Receivables
Accounts receivable gross				2,598,247	18,088,475	61,130,768
Xiaoying Credit Loan
Accounts, Notes and Loans Receivables
Accounts receivable gross				129,687,810	902,860,598	1,561,638,795
Allowance for doubtful accounts	(26,585,802)	(185,085,029)	(206,575,845)	(26,585,802)	(185,085,029)	(206,575,845)
Accounts receivable and contract assets, net				103,102,008	717,775,569	1,355,062,950
Provision for accounts receivable and contract assets
Allowance for accounts receivable and contract assets, Beginning balance	29,672,764	206,575,845	159,791,649
Provision for doubtful accounts	33,122,081	230,589,301	393,205,248
Provision for contract assets			3,557,738
Charge-off for accounts receivable	36,209,043	252,080,117	335,602,502
Charge-off for contract assets			(14,376,288)
Allowance for accounts receivable and contract assets, Ending balance	26,585,802	185,085,029	206,575,845
Not past-due accounts receivables				120,329,209	837,707,889	1,473,621,949
Xiaoying Credit Loan | 1 - 30 days
Accounts, Notes and Loans Receivables
Past-due accounts receivables				4,702,706	32,739,296	44,653,954
Xiaoying Credit Loan | 30 - 60 days
Accounts, Notes and Loans Receivables
Past-due accounts receivables				4,655,895	32,413,413	43,362,892
Xiaoying Credit Loan | Loan facilitation service
Accounts, Notes and Loans Receivables
Accounts receivable gross				127,115,753	884,954,449	1,501,967,864
Xiaoying Credit Loan | Post-origination service
Accounts, Notes and Loans Receivables
Accounts receivable gross				2,572,057	17,906,149	59,670,931
Xiaoying Revolving Loan
Accounts, Notes and Loans Receivables
Accounts receivable gross				4,178,702	29,091,285
Allowance for doubtful accounts	(1,123,973)	(7,824,878)		(1,123,973)	(7,824,878)
Accounts receivable and contract assets, net				3,054,729	21,266,407
Provision for accounts receivable and contract assets
Provision for doubtful accounts	1,480,076	10,303,996
Charge-off for accounts receivable	356,103	2,479,118
Allowance for accounts receivable and contract assets, Ending balance	1,123,973	7,824,878
Not past-due accounts receivables				3,973,376	27,661,848
Xiaoying Revolving Loan | 1 - 30 days
Accounts, Notes and Loans Receivables
Past-due accounts receivables				113,847	792,577
Xiaoying Revolving Loan | 30 - 60 days
Accounts, Notes and Loans Receivables
Past-due accounts receivables				91,479	636,860
Xiaoying Revolving Loan | Loan facilitation service
Accounts, Notes and Loans Receivables
Accounts receivable gross				4,160,077	28,961,624
Xiaoying Revolving Loan | Post-origination service
Accounts, Notes and Loans Receivables
Accounts receivable gross				18,625	129,661
Xiaoying Housing Loan
Accounts, Notes and Loans Receivables
Accounts receivable gross				134,267	934,741	5,442,210
Allowance for doubtful accounts	(17,182)	(119,616)	(119,616)			(119,616)
Accounts receivable and contract assets, net				134,267	934,741	5,322,594
Provision for accounts receivable and contract assets
Allowance for accounts receivable and contract assets, Beginning balance	17,182	119,616	418,187
Provision for doubtful accounts			51,241
Charge-off for accounts receivable	17,182	119,616	349,812
Allowance for accounts receivable and contract assets, Ending balance			119,616
Not past-due accounts receivables				134,267	934,741	5,442,210
Xiaoying Housing Loan | Loan facilitation service
Accounts, Notes and Loans Receivables
Accounts receivable gross				127,873	890,225	5,183,029
Xiaoying Housing Loan | Post-origination service
Accounts, Notes and Loans Receivables
Accounts receivable gross				6,394	44,516	259,181
Internet Channel
Accounts, Notes and Loans Receivables
Accounts receivable gross				4,478,373	31,177,532	18,013,345
Allowance for doubtful accounts	(19,206)	(133,707)	(133,707)			(133,707)
Accounts receivable and contract assets, net				4,478,373	31,177,532	17,879,638
Provision for accounts receivable and contract assets
Allowance for accounts receivable and contract assets, Beginning balance	19,206	133,707	138,592
Provision for doubtful accounts			44,227
Charge-off for accounts receivable	19,206	133,707	49,112
Allowance for accounts receivable and contract assets, Ending balance			133,707
Not past-due accounts receivables				4,478,373	31,177,532	18,013,345
Internet Channel | Loan facilitation service
Accounts, Notes and Loans Receivables
Accounts receivable gross				4,477,202	31,169,383	17,546,683
Internet Channel | Post-origination service
Accounts, Notes and Loans Receivables
Accounts receivable gross				$ 1,171	¥ 8,149	466,662
Other Products
Accounts, Notes and Loans Receivables
Accounts receivable gross						15,412,219
Allowance for doubtful accounts	(2,066,155)	(14,384,158)	(14,384,158)			(14,384,158)
Accounts receivable and contract assets, net						1,028,061
Provision for accounts receivable and contract assets
Allowance for accounts receivable and contract assets, Beginning balance	2,066,155	14,384,158	15,451,219
Provision for doubtful accounts	42,162	293,526	137,956
Charge-off for accounts receivable	$ 2,108,317	¥ 14,677,684	1,205,017
Allowance for accounts receivable and contract assets, Ending balance			¥ 14,384,158
Not past-due accounts receivables						13,048,046
Other Products | 1 - 30 days
Accounts, Notes and Loans Receivables
Past-due accounts receivables						1,187,522
Other Products | 30 - 60 days
Accounts, Notes and Loans Receivables
Past-due accounts receivables						1,176,651
Other Products | Loan facilitation service
Accounts, Notes and Loans Receivables
Accounts receivable gross						14,678,225
Other Products | Post-origination service
Accounts, Notes and Loans Receivables
Accounts receivable gross						¥ 733,994